CUSTOMERS' REFUNDABLE FEES (Schedule of customers' refundable fees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue Recognition [Abstract]
Balance at beginning of year	$ 42,392	$ 53,066
Cash received from customers during the year	392,750	475,590
Revenue recognized in earnings during the year	(204,282)	(229,985)
Remitted and payable to sales and marketing agents during the year	(95,212)	(98,085)
Refunds paid during the year	(73,526)	(158,022)
Foreign currency translation adjustments	(3,015)	(172)
Balance at end of year	$ 59,107	$ 42,392